Property, plant and equipment - Changes in Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in property, plant and equipment [abstract]
Opening net book amount	$ 1,549,565	$ 1,565,355
Exchange differences	386,416	(237,977)
Additions	274,076	262,929
Revaluation surplus	(413,798)	188,879
Transfers	0	0
Disposals	(23,520)	(31,040)
Reclassification to non-income tax credits	(307)	(293)
Depreciation	(223,843)	(198,288)
Closing net book amount	1,548,589	1,549,565
Farmlands
Changes in property, plant and equipment [abstract]
Opening net book amount	694,202	727,591
Exchange differences	410,088	(197,377)
Additions	0	0
Revaluation surplus	(413,798)	188,879
Transfers	0	(33)
Disposals	(13,732)	(24,858)
Reclassification to non-income tax credits	0	0
Depreciation	0	0
Closing net book amount	676,760	694,202
Farmland improvements
Changes in property, plant and equipment [abstract]
Opening net book amount	11,645	16,742
Exchange differences	4,793	(4,029)
Additions	0	0
Revaluation surplus	0	0
Transfers	2,900	1,307
Disposals	(8)	0
Reclassification to non-income tax credits	0	0
Depreciation	(3,937)	(2,375)
Closing net book amount	15,393	11,645
Buildings and facilities
Changes in property, plant and equipment [abstract]
Opening net book amount	241,156	268,380
Exchange differences	55,872	(43,653)
Additions	17,282	15,165
Revaluation surplus	0	0
Transfers	24,871	33,405
Disposals	(3,094)	(3,404)
Reclassification to non-income tax credits	0	0
Depreciation	(32,332)	(28,737)
Closing net book amount	303,755	241,156
Machinery, equipment, furniture and fittings
Changes in property, plant and equipment [abstract]
Opening net book amount	196,995	91,212
Exchange differences	(4,666)	97,152
Additions	66,997	71,100
Revaluation surplus	0	0
Transfers	7,348	22,032
Disposals	(4,351)	(2,745)
Reclassification to non-income tax credits	(307)	(293)
Depreciation	(80,901)	(81,463)
Closing net book amount	181,115	196,995
Bearer plants
Changes in property, plant and equipment [abstract]
Opening net book amount	375,842	352,727
Exchange differences	(86,586)	(46,372)
Additions	144,484	144,777
Revaluation surplus	0	0
Transfers	0	8,939
Disposals	(2,199)	0
Reclassification to non-income tax credits	0	0
Depreciation	(103,971)	(84,229)
Closing net book amount	327,570	375,842
Others
Changes in property, plant and equipment [abstract]
Opening net book amount	8,914	29,614
Exchange differences	5,160	(21,835)
Additions	5,708	2,635
Revaluation surplus	0	0
Transfers	124	17
Disposals	(136)	(33)
Reclassification to non-income tax credits	0	0
Depreciation	(2,702)	(1,484)
Closing net book amount	17,068	8,914
Work in progress
Changes in property, plant and equipment [abstract]
Opening net book amount	20,811	79,089
Exchange differences	1,755	(21,863)
Additions	39,605	29,252
Revaluation surplus	0	0
Transfers	(35,243)	(65,667)
Disposals	0	0
Reclassification to non-income tax credits	0	0
Depreciation	0	0
Closing net book amount	26,928	20,811
Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	3,366,631	3,184,133
Closing net book amount	3,589,499	3,366,631
Cost | Farmlands
Changes in property, plant and equipment [abstract]
Opening net book amount	694,202	727,591
Closing net book amount	676,760	694,202
Cost | Farmland improvements
Changes in property, plant and equipment [abstract]
Opening net book amount	43,426	46,148
Closing net book amount	51,111	43,426
Cost | Buildings and facilities
Changes in property, plant and equipment [abstract]
Opening net book amount	527,977	526,464
Closing net book amount	622,908	527,977
Cost | Machinery, equipment, furniture and fittings
Changes in property, plant and equipment [abstract]
Opening net book amount	1,080,418	893,172
Closing net book amount	1,145,439	1,080,418
Cost | Bearer plants
Changes in property, plant and equipment [abstract]
Opening net book amount	966,167	858,823
Closing net book amount	1,021,866	966,167
Cost | Others
Changes in property, plant and equipment [abstract]
Opening net book amount	33,630	52,846
Closing net book amount	44,487	33,630
Cost | Work in progress
Changes in property, plant and equipment [abstract]
Opening net book amount	20,811	79,089
Closing net book amount	26,928	20,811
Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(1,817,066)	(1,618,778)
Closing net book amount	(2,040,910)	(1,817,066)
Accumulated amortization | Farmlands
Changes in property, plant and equipment [abstract]
Opening net book amount	0	0
Closing net book amount	0	0
Accumulated amortization | Farmland improvements
Changes in property, plant and equipment [abstract]
Opening net book amount	(31,781)	(29,406)
Closing net book amount	(35,718)	(31,781)
Accumulated amortization | Buildings and facilities
Changes in property, plant and equipment [abstract]
Opening net book amount	(286,821)	(258,084)
Closing net book amount	(319,153)	(286,821)
Accumulated amortization | Machinery, equipment, furniture and fittings
Changes in property, plant and equipment [abstract]
Opening net book amount	(883,423)	(801,960)
Closing net book amount	(964,324)	(883,423)
Accumulated amortization | Bearer plants
Changes in property, plant and equipment [abstract]
Opening net book amount	(590,325)	(506,096)
Closing net book amount	(694,296)	(590,325)
Accumulated amortization | Others
Changes in property, plant and equipment [abstract]
Opening net book amount	(24,716)	(23,232)
Closing net book amount	(27,419)	(24,716)
Accumulated amortization | Work in progress
Changes in property, plant and equipment [abstract]
Opening net book amount	0	0
Closing net book amount	$ 0	$ 0